UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034
                                   ---------

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     -------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 10/31/06
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 SECTOR
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
         Franklin Real Estate
            Securities Fund                           Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Real Estate Securities Fund ......................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   32

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

During the six months ended October 31, 2006, the pace of economic growth slowed as the housing market cooled and imports rose. In light of moderating economic growth, the Federal Reserve Board (Fed) left interest rates unchanged at its August, September and October meetings. The Fed's inaction helped boost investor confidence. The Standard & Poor's 500 Index (S&P 500) returned +6.11%, the Dow Jones Industrial Average returned +7.47% and the NASDAQ Composite Index had a return of +3.03% for the six months under review. 1

In the enclosed semiannual report for Franklin Real Estate Securities Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

LOG IN AT FRANKLINTEMPLETON.COM AND CLICK ON EDELIVERY. SHAREHOLDERS WHO ARE REGISTERED AT FRANKLINTEMPLETON.COM CAN RECEIVE THESE REPORTS VIA EMAIL. NOT ALL ACCOUNTS ARE ELIGIBLE FOR EDELIVERY.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                           Not part of the semiannual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Real Estate Securities Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF OCTOBER 31, 2006. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

Semiannual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2006.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A posted a cumulative total return of +8.84% for the six months under review. The Fund underperformed its narrow benchmark, the Dow Jones Wilshire Real Estate Securities Index, which returned +19.22%.2 However, the Fund did outpace its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned +6.11% for the same period.3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: Standard & Poor's Micropal. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

3. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the six months ended October 31, 2006, the U.S. economy advanced at a moderate but slowing pace. Gross domestic product growth slowed to annualized rates of 2.6% in the second quarter and an estimated 2.2% in the third quarter. Housing market weakness contributed to the slowdown. Growth was supported primarily by corporate profits and consumer and government spending. Export growth picked up some momentum, but a record trade deficit remained. Although labor costs rose and new job creation slowed to 1% annually, hiring generally increased and the unemployment rate fell from 4.6% to a five-year low of 4.4%. 4

Elevated energy and other commodity prices were a primary economic concern for much of the period. Oil prices were volatile and declined from a record high of $77 per barrel in July to nearly $59 at period-end. Shifting oil prices appeared to raise the anxiety level among consumers and businesses alike. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country, mortgage rates crept up, and borrowing against home equity flattened. Lower retail prices for cars, computers and clothing in September and October signaled that inflationary pressure appeared to be diminishing somewhat. Inflation was still a concern, however, as the core Consumer Price Index (CPI) rose 2.7% for the 12 months ended October 31, 2006, which was higher than the 2.2% 10-year average. 5

The Federal Reserve Board (Fed) raised the federal funds target rate to 5.25% on June 30. However, since June, the Fed left the rate unchanged, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

The Fed's inaction helped restore investor confidence, and equity markets experienced dramatic rallies late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +7.47%, and the broader S&P 500 returned +6.11%, while the technology-heavy NASDAQ Composite Index had a total return of +3.03%. 6 Utilities, telecommunications and consumer staples performed particularly well.

4.    Source: Bureau of Labor Statistics.

5. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

6. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 3 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

During the six months under review, holdings that contributed to Fund performance included Boardwalk REIT, Newcastle Investment and ProLogis. Of all Fund holdings, Boardwalk's shares made the greatest contribution to the Fund's return during the reporting period. Boardwalk benefited from increased demand for its properties in Alberta, Canada, due largely to the region's oil industry expansion.

Newcastle Investment also generated solid returns as it continued to expand its portfolio of commercial real estate loans and recently increased its dividend.

ProLogis, the world's largest REIT, specializes in the acquisition, development and ownership of distribution facilities. The company owns about 2,300 properties in Asia, Europe and North America. ProLogis enjoyed strong growth in its merchant development business as well as the investment funds that it manages for institutional investors.

The Fund also had some detractors from performance during the six-month period, mostly in the homebuilding sector. For example, homebuilder M.D.C. Holdings, which builds residences nationwide in addition to offering mortgage loans, title services and insurance, detracted most from the Fund's return. M.D.C. was forced to curtail construction and significantly reduce its earnings estimates as it faced a softer housing market than in recent years.

KB Home, another large homebuilder, was also a disappointment. KB's stock declined on fears that the U.S. may experience a hard landing in residential real estate that could depress the company's earnings in the coming year.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Real Estate Investment Trusts                    61.7%

Homebuilding                                     24.5%

Real Estate Development                           6.0%

Hotels, Resorts & Cruise Lines                    2.3%

Finance, Rental & Leasing                         1.0%

Financial Conglomerates                           1.0%

Specialty Insurance                               0.2%

Short-Term Investments & Other Net Assets         3.3%


                                                           Semiannual Report | 5

TOP 10 HOLDINGS
10/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
M.D.C. Holdings Inc.                                                        4.8%
  HOMEBUILDING
--------------------------------------------------------------------------------
Forest City Enterprises Inc., A                                             4.0%
  REAL ESTATE DEVELOPMENT
--------------------------------------------------------------------------------
The Macerich Co.                                                            3.4%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Boardwalk REIT (Canada)                                                     3.3%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
ProLogis                                                                    3.3%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
iStar Financial Inc.                                                        3.1%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Public Storage Inc.                                                         3.0%
  REAL ESTATE INVESTMENT TRUSTS
--------------------------------------------------------------------------------
Lennar Corp., A                                                             2.9%
  HOMEBUILDING
--------------------------------------------------------------------------------
D.R. Horton Inc.                                                            2.7%
  HOMEBUILDING
--------------------------------------------------------------------------------
Meritage Homes Corp.                                                        2.6%
  HOMEBUILDING
--------------------------------------------------------------------------------

Homebuilder and mortgage banker Meritage Homes suffered a similar fate as M.D.C. and KB. Despite relatively strong earnings results for Meritage, the company's stock performed poorly during the period, largely due to investor concerns regarding the slowing residential real estate market.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]     /s/ Alex W. Peters

                    Alex W. Peters, CFA
                    Portfolio Manager
                    Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 10/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FREEX)                                     CHANGE         10/31/06       4/30/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.14          $29.09         $26.95
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-10/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.2192
--------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBREX)                                     CHANGE         10/31/06       4/30/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.10          $28.72         $26.62
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-10/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.1335
--------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRRSX)                                     CHANGE         10/31/06       4/30/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.09          $28.59         $26.50
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-10/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.1339
--------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRLAX)                               CHANGE         10/31/06       4/30/06
--------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$2.16          $29.22         $27.06
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS (5/1/06-10/31/06)
--------------------------------------------------------------------------------------------------
Dividend Income                            $0.2476
--------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.84%          +19.46%          +164.83%           +261.58%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +2.60%          +12.57%           +20.08%            +13.05%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,260          $11,257           $24,963            $34,083
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                               +5.27%           +17.96%            +12.69%
-----------------------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH           1-YEAR            5-YEAR       INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.45%          +18.55%          +155.21%           +199.92%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +4.45%          +14.55%           +20.42%            +15.05%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,445          $11,455           $25,321            $29,992
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                               +6.97%           +18.29%            +14.48%
-----------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.45%          +18.56%          +155.22%           +235.97%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +7.45%          +17.56%           +20.61%            +12.88%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,745          $11,756           $25,522            $33,597
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                               +9.87%           +18.48%            +12.53%
-----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                               6-MONTH           1-YEAR            5-YEAR            10-YEAR
-----------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                       +8.99%          +19.75%          +168.15%           +277.39%
-----------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                   +8.99%          +19.75%           +21.81%            +14.20%
-----------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                 $10,899          $11,975           $26,815            $37,739
-----------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/06) 4                              +11.94%           +19.67%            +13.84%
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE REAL ESTATE SECTOR INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY DISPLAYED MORE PRICE VOLATILITY THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +236.09% and +13.12%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT        ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                          VALUE 5/1/06           VALUE 10/31/06     PERIOD* 5/1/06 - 10/31/06
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                $1,088.40                  $4.90
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                $1,020.52                  $4.74
---------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                $1,084.50                  $8.83
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                $1,016.74                  $8.54
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                $1,084.50                  $8.77
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                $1,016.79                  $8.49
---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                $1,089.90                  $3.58
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                $1,021.78                  $3.47
---------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.93%; B: 1.68%; C: 1.67%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2006                         YEAR ENDED APRIL 30,
CLASS A                                              (UNAUDITED)         2006          2005          2004        2003        2002
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $  26.95        $  25.99      $  20.63      $  16.97    $  18.10    $  16.26
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................         0.25            0.50          0.49          0.55        0.63        0.66

 Net realized and unrealized gains (losses) ......         2.11            4.50          6.88          3.74       (1.11)       1.82
                                                       ----------------------------------------------------------------------------
Total from investment operations .................         2.36            5.00          7.37          4.29       (0.48)       2.48
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................        (0.22)          (0.61)        (0.53)        (0.63)      (0.65)      (0.64)

 Net realized gains ..............................           --           (3.43)        (1.48)           --          --          --
                                                       ----------------------------------------------------------------------------
Total distributions ..............................        (0.22)          (4.04)        (2.01)        (0.63)      (0.65)      (0.64)
                                                       ----------------------------------------------------------------------------
Redemption fees ..................................           -- d            -- d          -- d          --          --          --
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ...................     $  29.09        $  26.95      $  25.99      $  20.63    $  16.97    $  18.10
                                                       ============================================================================

Total return c ...................................         8.84%          20.00%        36.07%        25.43%      (2.51)%     15.74%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $807,668        $808,892      $671,587      $550,176    $423,363    $431,749

Ratios to average net assets:

 Expenses ........................................         0.93% e,f       0.88% e       0.92% e       1.01%       0.98%       0.96%

 Net investment income ...........................         1.89% f         1.84%         2.03%         2.64%       3.76%       3.96%

Portfolio turnover rate ..........................        13.73%          42.09%        36.90%        27.34%      29.76%      37.26%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2006                       YEAR ENDED APRIL 30,
CLASS B                                               (UNAUDITED)        2006         2005         2004         2003         2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $ 26.62        $ 25.77      $ 20.45      $ 16.84      $ 17.99      $ 16.17
                                                        --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................         0.15           0.30         0.31         0.39         0.50         0.52

 Net realized and unrealized gains (losses) ......         2.08           4.45         6.83         3.72        (1.10)        1.82
                                                        --------------------------------------------------------------------------
Total from investment operations .................         2.23           4.75         7.14         4.11        (0.60)        2.34
                                                        --------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................        (0.13)         (0.47)       (0.34)       (0.50)       (0.55)       (0.52)

 Net realized gains ..............................           --          (3.43)       (1.48)          --           --           --
                                                        --------------------------------------------------------------------------
Total distributions ..............................        (0.13)         (3.90)       (1.82)       (0.50)       (0.55)       (0.52)
                                                        --------------------------------------------------------------------------
Redemption fees ..................................           -- d           -- d         -- d         --           --           --
                                                        --------------------------------------------------------------------------
Net asset value, end of period ...................      $ 28.72        $ 26.62      $ 25.77      $ 20.45      $ 16.84      $ 17.99
                                                        ==========================================================================
Total return c ...................................         8.45%         19.05%       35.12%       24.43%       (3.20)%      14.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $64,291        $71,458      $72,841      $56,334      $40,703      $26,650

Ratios to average net assets:

 Expenses ........................................         1.68% e,f      1.63% e      1.66% e      1.76%        1.74%        1.71%

 Net investment income ...........................         1.14% f        1.09%        1.29%        1.89%        3.00%        3.11%

Portfolio turnover rate ..........................        13.73%         42.09%       36.90%       27.34%       29.76%       37.26%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                   --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   OCTOBER 31, 2006                         YEAR ENDED APRIL 30,
CLASS C                                              (UNAUDITED)         2006          2005          2004        2003        2002
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $  26.50        $  25.66      $  20.37      $  16.78    $  17.91    $  16.08
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................         0.15            0.30          0.31          0.39        0.51        0.53

 Net realized and unrealized gains (losses) ......         2.07            4.44          6.79          3.70       (1.10)       1.80
                                                       ----------------------------------------------------------------------------
Total from investment operations .................         2.22            4.74          7.10          4.09       (0.59)       2.33
                                                       ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................        (0.13)          (0.47)        (0.33)        (0.50)      (0.54)      (0.50)

 Net realized gains ..............................           --           (3.43)        (1.48)           --          --          --
                                                       ----------------------------------------------------------------------------
Total distributions ..............................        (0.13)          (3.90)        (1.81)        (0.50)      (0.54)      (0.50)
                                                       ----------------------------------------------------------------------------
Redemption fees ..................................           -- d            -- d          -- d          --          --          --
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ...................     $  28.59        $  26.50      $  25.66      $  20.37    $  16.78    $  17.91
                                                       ============================================================================
Total return c ...................................         8.45%          19.10%        35.07%        24.50%      (3.27)%     14.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $171,013        $192,172      $189,468      $149,656    $114,474    $120,394

Ratios to average net assets:

 Expenses ........................................         1.67% e,f       1.62% e       1.67% e       1.76%       1.70%       1.71%

 Net investment income ...........................         1.15% f         1.10%         1.28%         1.89%       3.04%       3.23%

Portfolio turnover rate ..........................        13.73%          42.09%        36.90%        27.34%      29.76%      37.26%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    OCTOBER 31, 2006                       YEAR ENDED APRIL 30,
ADVISOR CLASS                                         (UNAUDITED)        2006         2005         2004         2003         2002
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............      $ 27.06        $ 26.06      $ 20.68      $ 17.02      $ 18.14      $ 16.30
                                                        --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................         0.29           0.58         0.56         0.58         0.67         0.66

 Net realized and unrealized gains (losses) ......         2.12           4.52         6.89         3.76        (1.10)        1.86
                                                        --------------------------------------------------------------------------
Total from investment operations .................         2.41           5.10         7.45         4.34        (0.43)        2.52
                                                        --------------------------------------------------------------------------

Less distributions from:

 Net investment income ...........................        (0.25)         (0.67)       (0.59)       (0.68)       (0.69)       (0.68)

 Net realized gains ..............................           --          (3.43)       (1.48)          --           --           --
                                                        --------------------------------------------------------------------------
Total distributions ..............................        (0.25)         (4.10)       (2.07)       (0.68)       (0.69)       (0.68)
                                                        --------------------------------------------------------------------------
Redemption fees ..................................           -- d           -- d         -- d         --           --           --
                                                        --------------------------------------------------------------------------
Net asset value, end of period ...................      $ 29.22        $ 27.06      $ 26.06      $ 20.68      $ 17.02      $ 18.14
                                                        ==========================================================================

Total return c ...................................         8.99%         20.28%       36.46%       25.68%       (2.27)%      16.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $47,827        $48,368      $39,990      $41,101      $27,532      $25,879

Ratios to average net assets:

 Expenses ........................................         0.68% e,f      0.63% e      0.67% e      0.76%        0.73%        0.71%

 Net investment income ...........................         2.14% f        2.09%        2.28%        2.89%        4.01%        3.96%

Portfolio turnover rate ..........................        13.73%         42.09%       36.90%       27.34%       29.76%       37.26%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
      FRANKLIN REAL ESTATE SECURITIES FUND                                                 SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 96.7%
      FINANCE/RENTAL/LEASING 1.0%
      CharterMac LP ...............................................................         549,500     $   11,182,325
                                                                                                        --------------
      FINANCIAL CONGLOMERATES 1.0%
      Brookfield Asset Management Inc., A (Canada) ................................         233,450         10,397,863
                                                                                                        --------------
      HOMEBUILDING 24.5%
      Centex Corp. ................................................................         222,200         11,621,060
      D.R. Horton Inc. ............................................................       1,237,200         28,987,596
    a Hovnanian Enterprises Inc., A ...............................................         712,100         21,968,285
      KB Home .....................................................................         574,400         25,813,536
      Lennar Corp., A .............................................................         674,800         32,039,504
      M.D.C. Holdings Inc. ........................................................       1,039,400         51,824,484
    a Meritage Homes Corp. ........................................................         608,400         27,852,552
    a NVR Inc. ....................................................................          30,800         17,294,200
      Pulte Homes Inc. ............................................................         178,000          5,516,220
      The Ryland Group Inc. .......................................................         483,000         22,184,190
      Standard Pacific Corp. ......................................................         450,400         10,913,192
    a Toll Brothers Inc. ..........................................................         400,100         11,566,891
                                                                                                        --------------
                                                                                                           267,581,710
                                                                                                        --------------
      HOTEL/RESORTS/CRUISELINES 2.3%
      Hilton Hotels Corp. .........................................................          41,500          1,200,180
      Starwood Hotels & Resorts Worldwide Inc. ....................................         240,100         14,343,574
    a Wyndham Worldwide Corp. .....................................................         341,420         10,071,890
                                                                                                        --------------
                                                                                                            25,615,644
                                                                                                        --------------
      REAL ESTATE DEVELOPMENT 6.0%
    a Brookfield Properties Corp. (Canada) ........................................         323,760         12,267,266
      Forest City Enterprises Inc., A .............................................         797,200         43,766,280
  a,b Killam Properties Inc., 144A (Canada) .......................................       1,008,500          2,318,081
a,c,d NorthStar Capital Investment Corp. ..........................................         100,000            804,000
    a Realogy Corp. ...............................................................         228,375          5,887,508
                                                                                                        --------------
                                                                                                            65,043,135
                                                                                                        --------------
      REAL ESTATE INVESTMENT TRUSTS 61.7%
      Affordable Residential Communities ..........................................          31,500            345,870
      Ashford Hospitality Trust ...................................................         678,800          8,742,944
      BioMed Realty Trust Inc. ....................................................         450,200         14,509,946
      Boardwalk REIT (Canada) .....................................................       1,181,500         35,788,677
      Brandywine Realty Trust .....................................................         478,000         15,946,080
      Capital Trust Inc., A .......................................................         222,900          9,921,279
      CBL & Associates Properties Inc. ............................................         228,800         10,005,424
      Cedar Shopping Centers Inc. .................................................         764,600         12,776,466
      Corporate Office Properties Trust ...........................................         329,200         15,732,468
      Cousins Properties Inc. .....................................................          57,700          2,063,929
      Digital Realty Trust Inc. ...................................................         521,900         17,426,241
    a Douglas Emmett Inc. .........................................................         620,700         14,803,695
    a Eagle Hospitality Properties Trust Inc. .....................................         408,700          3,833,606
      Education Realty Trust Inc. .................................................          39,200            606,424
      Entertainment Properties Trust ..............................................         195,600         10,758,000


16 | Semiannual Report

Franklin Real Estate Securities Trust

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
a Extra Space Storage Inc. ........................................................         962,300     $   17,744,812
  First Potomac Realty Trust ......................................................         235,200          7,277,088
  General Growth Properties Inc. ..................................................         384,890         19,975,791
  GMH Communities Trust ...........................................................       1,220,900         17,055,973
  HomeBanc Corp. ..................................................................         158,000            829,500
  Host Hotels & Resorts Inc. ......................................................         813,636         18,762,446
  iStar Financial Inc. ............................................................         734,100         34,010,853
  Kimco Realty Corp. ..............................................................         299,600         13,311,228
  Kite Realty Group Trust .........................................................         795,800         14,594,972
  LaSalle Hotel Properties ........................................................         250,400         10,579,400
  Lexington Corporate Properties Trust ............................................         420,300          8,952,390
  Liberty Property Trust ..........................................................         328,300         15,824,060
  The Macerich Co. ................................................................         461,700         37,097,595
  MortgageIT Holdings Inc. ........................................................       1,021,300         14,482,034
  Newcastle Investment Corp. ......................................................         728,000         21,599,760
  Parkway Properties Inc. .........................................................         183,000          9,029,220
  ProLogis ........................................................................         562,198         35,570,268
  PS Business Parks Inc. ..........................................................         344,000         22,652,400
  Public Storage Inc. .............................................................         361,500         32,430,165
  Ramco-Gershenson Properties Trust ...............................................         173,800          5,702,378
  Redwood Trust Inc. ..............................................................         151,700          8,338,949
  Regency Centers Corp. ...........................................................         193,000         13,926,880
  Simon Property Group Inc. .......................................................         281,263         27,310,637
  Strategic Hotels & Resorts Inc. .................................................         447,100          9,509,817
b Taberna Realty Finance Trust, 144A ..............................................         890,800         13,807,400
  Tanger Factory Outlet Centers Inc. ..............................................         234,600          8,750,580
  U-Store-It Trust ................................................................         805,200         17,682,192
  Ventas Inc. .....................................................................         473,042         18,439,177
  Vornado Realty Trust ............................................................         206,200         24,589,350
                                                                                                        --------------
                                                                                                           673,098,364
                                                                                                        --------------
  SPECIALTY INSURANCE 0.2%
  Fidelity National Title Group Inc., A ...........................................         104,400          2,297,844
                                                                                                        --------------
  TOTAL COMMON STOCKS (COST $736,755,079) .........................................                      1,055,216,885
                                                                                                        --------------


                                                          Semiannual Report | 17

Franklin Real Estate Securities Trust

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE SECURITIES FUND                                                     SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $33,572,844) 3.1%
  MONEY MARKET FUND 3.1%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ............      33,572,844     $   33,572,844
                                                                                                        --------------
  TOTAL INVESTMENTS (COST $770,327,923) 99.8% .....................................                      1,088,789,729
  OTHER ASSETS, LESS LIABILITIES 0.2% .............................................                          2,009,198
                                                                                                        --------------
  NET ASSETS 100.0% ...............................................................                     $1,090,798,927
                                                                                                        ==============

SELECTED PORTFOLIO ABBREVIATION

REIT - Real Estate Investment Trust

a     Non-income producing for the twelve months ended October 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $16,125,481, representing 1.48% of net assets.

c     See Note 8 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2006, the value of this security was $804,000, representing 0.07% of net assets.

e See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006 (unaudited)

                                                                  --------------
                                                                     FRANKLIN
                                                                    REAL ESTATE
                                                                    SECURITIES
                                                                       FUND
                                                                  --------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .................................   $  736,755,079
  Cost - Sweep Money Fund (Note 7) ............................       33,572,844
                                                                  --------------
  Total cost of investments ...................................   $  770,327,923
                                                                  ==============
  Value - Unaffiliated Issuers ................................   $1,055,216,885
  Value - Sweep Money Fund (Note 7) ...........................       33,572,844
                                                                  --------------
  Total value of investments ..................................    1,088,789,729

Receivables:
  Investment securities sold ..................................        5,490,418
  Capital shares sold .........................................        1,234,295
  Dividends ...................................................          742,258
                                                                  --------------
        Total assets ..........................................    1,096,256,700
                                                                  --------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................        4,371,035
  Affiliates ..................................................          994,315
 Accrued expenses and other liabilities .......................           92,423
                                                                  --------------
        Total liabilities .....................................        5,457,773
                                                                  --------------
           Net assets, at value ...............................   $1,090,798,927
                                                                  ==============
Net assets consist of:
 Paid-in capital ..............................................   $  610,071,294
 Undistributed net investment income ..........................        1,154,217
 Net unrealized appreciation (depreciation) ...................      318,475,142
 Accumulated net realized gain (loss) .........................      161,098,274
                                                                  --------------
           Net assets, at value ...............................   $1,090,798,927
                                                                  ==============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2006 (unaudited)

                                                                                   ------------
                                                                                     FRANKLIN
                                                                                   REAL ESTATE
                                                                                    SECURITIES
                                                                                       FUND
                                                                                   ------------
CLASS A:

 Net assets, at value ..........................................................   $807,667,830
                                                                                   ============
 Shares outstanding ............................................................     27,764,382
                                                                                   ============
 Net asset value per share a ...................................................   $      29.09
                                                                                   ============
 Maximum offering price per share (net asset value per share / 94.25%) .........   $      30.86
                                                                                   ============
CLASS B:
 Net assets, at value ..........................................................   $ 64,291,040
                                                                                   ============
 Shares outstanding ............................................................      2,238,606
                                                                                   ============
 Net asset value and maximum offering price per share a ........................   $      28.72
                                                                                   ============
CLASS C:
 Net assets, at value ..........................................................   $171,013,113
                                                                                   ============
 Shares outstanding ............................................................      5,982,154
                                                                                   ============
 Net asset value and maximum offering price per share a ........................   $      28.59
                                                                                   ============
ADVISOR CLASS:
 Net assets, at value ..........................................................   $ 47,826,944
                                                                                   ============
 Shares outstanding ............................................................      1,636,922
                                                                                   ============
 Net asset value and maximum offering price per share a ........................   $      29.22
                                                                                   ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the six months ended October 31, 2006 (unaudited)

                                                                                      -----------
                                                                                       FRANKLIN
                                                                                      REAL ESTATE
                                                                                      SECURITIES
                                                                                         FUND
                                                                                      -----------
Investment income:
 Dividends:
  Unaffiliated issuers ............................................................   $13,906,574
  Sweep Money Fund (Note 7) .......................................................     1,010,564
 Other income (Note 8) ............................................................        36,228
                                                                                      -----------
    Total investment income .......................................................    14,953,366
                                                                                      -----------
Expenses:
 Management fees (Note 3a) ........................................................     2,436,354
 Distribution fees (Note 3c)
  Class A .........................................................................       965,962
  Class B .........................................................................       325,164
  Class C .........................................................................       867,898
 Transfer agent fees (Note 3e) ....................................................       978,193
 Custodian fees (Note 4) ..........................................................        12,048
 Reports to shareholders ..........................................................        60,026
 Registration and filing fees .....................................................        71,129
 Professional fees ................................................................        16,865
 Trustees' fees and expenses ......................................................         9,978
 Other ............................................................................        13,768
                                                                                      -----------
        Total expenses ............................................................     5,757,385
        Expense reduction (Note 4) ................................................          (797)
                                                                                      -----------
          Net expenses ............................................................     5,756,588
                                                                                      -----------
           Net investment income ..................................................     9,196,778
                                                                                      -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
 Investments ......................................................................    41,718,171
 Foreign currency transactions ....................................................       (15,066)
                                                                                      -----------
          Net realized gain (loss) ................................................    41,703,105
                                                                                      -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments .....................................................................    35,432,946
  Translation of assets and liabilities denominated in foreign currencies .........        13,336
                                                                                      -----------
        Net change in unrealized appreciation (depreciation) ......................    35,446,282
                                                                                      -----------
Net realized and unrealized gain (loss) ...........................................    77,149,387
                                                                                      -----------
Net increase (decrease) in net assets resulting from operations ...................   $86,346,165
                                                                                      ===========


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ------------------------------------
                                                                                             FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                             ------------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                             OCTOBER 31, 2006        YEAR ENDED
                                                                                               (UNAUDITED)         APRIL 30, 2006
                                                                                             ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................    $    9,196,778       $   17,992,789
  Net realized gain (loss) from investments and foreign currency transactions ............        41,703,105          155,633,643
  Net change in unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies ..........................        35,446,282           15,875,996
                                                                                              --------------       --------------
        Net increase (decrease) in net assets resulting from operations ..................        86,346,165          189,502,428
                                                                                              --------------       --------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..............................................................................        (6,317,497)         (16,153,779)
    Class B ..............................................................................          (335,811)          (1,239,501)
    Class C ..............................................................................          (911,164)          (3,347,396)
    Advisor Class ........................................................................          (414,336)            (973,384)
  Net realized gains:
    Class A ..............................................................................                --          (89,736,661)
    Class B ..............................................................................                --           (8,805,174)
    Class C ..............................................................................                --          (23,769,819)
    Advisor Class ........................................................................                --           (4,908,685)
                                                                                              --------------       --------------
 Total distributions to shareholders .....................................................        (7,978,808)        (148,934,399)
                                                                                              --------------       --------------
 Capital share transactions: (Note 2)
  Class A ................................................................................       (59,566,177)         109,569,204
  Class B ................................................................................       (11,742,063)          (4,464,431)
  Class C ................................................................................       (33,273,408)          (4,828,674)
  Advisor Class ..........................................................................        (3,878,387)           6,152,256
                                                                                              --------------       --------------
 Total capital share transactions ........................................................      (108,460,035)         106,428,355
                                                                                              --------------       --------------

 Redemption fees .........................................................................             1,820                8,062
                                                                                              --------------       --------------
        Net increase (decrease) in net assets ............................................       (30,090,858)         147,004,446
Net assets
 Beginning of period .....................................................................     1,120,889,785          973,885,339
                                                                                              --------------       --------------
 End of period ...........................................................................    $1,090,798,927       $1,120,889,785
                                                                                              ==============       ==============
Undistributed net investment income (distributions in excess of net investment income)
included in net assets:
 End of period ...........................................................................    $    1,154,217       $      (63,753)
                                                                                              ==============       ==============


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                          Semiannual Report | 23

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


24 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                            ----------------------------------------------------------------
                                                   SIX MONTHS ENDED                      YEAR ENDED
                                                   OCTOBER 31, 2006                    APRIL 30, 2006
                                            ----------------------------------------------------------------
                                               SHARES           AMOUNT            SHARES           AMOUNT
                                            ----------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................        2,200,205     $  58,837,020        7,707,962     $ 213,289,902
 Shares issued in reinvestment of
  distributions ......................          218,545         5,748,110        3,788,757        98,831,145
 Shares redeemed .....................       (4,668,344)     (124,151,307)      (7,326,559)     (202,551,843)
                                            ----------------------------------------------------------------
 Net increase (decrease) .............       (2,249,594)    $ (59,566,177)       4,170,160     $ 109,569,204
                                            ================================================================
CLASS B SHARES:
 Shares sold .........................           19,137     $     507,905          109,658     $   3,006,067
 Shares issued in reinvestment of
  distributions ......................           11,515           295,055          352,731         9,102,330
 Shares redeemed .....................         (475,975)      (12,545,023)        (605,405)      (16,572,828)
                                            ----------------------------------------------------------------
 Net increase (decrease) .............         (445,323)    $ (11,742,063)        (143,016)    $  (4,464,431)
                                            ================================================================
CLASS C SHARES:
 Shares sold .........................          266,507     $   6,975,435          971,879     $  26,538,610
 Shares issued in reinvestment of
  distributions ......................           31,963           814,844          957,255        24,586,882
 Shares redeemed .....................       (1,567,393)      (41,063,687)      (2,061,077)      (55,954,166)
                                            ----------------------------------------------------------------
 Net increase (decrease) .............       (1,268,923)    $ (33,273,408)        (131,943)    $  (4,828,674)
                                            ================================================================
ADVISOR CLASS SHARES:
 Shares sold .........................           34,496     $     930,153          425,148     $  11,388,149
 Shares issued in reinvestment of
  distributions ......................           14,907           394,785          210,204         5,506,722
 Shares redeemed .....................         (199,744)       (5,203,325)        (382,465)      (10,742,615)
                                            ----------------------------------------------------------------
 Net increase (decrease) .............         (150,341)    $  (3,878,387)         252,887     $   6,152,256
                                            ================================================================


26 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
-----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE       AVERAGE NET ASSETS
      0.625%              Up to and including $100 million
      0.500%              Over $100 million, up to and including $250 million
      0.450%              Over $250 million, up to and including $10 billion
      0.440%              Over $10 billion, up to and including $12.5 billion
      0.420%              Over $12.5 billion, up to and including $15 billion
      0.400%              In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B .....................................   1.00%
Class C .....................................   1.00%


                                                          Semiannual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ........................    $119,322
Contingent deferred sales charges retained ............    $ 99,576

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $978,193, of which $558,818 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2006, the Fund deferred realized currency losses of $3,096.

At October 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................    $773,493,991
                                                     ============

Unrealized appreciation .........................    $370,764,331
Unrealized depreciation .........................     (55,468,593)
                                                     ------------
Net unrealized appreciation (depreciation) ......    $315,295,738
                                                     ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of partnership distributions and recognition of partnership income, passive foreign investment company shares, and foreign transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, partnership distributions and recognition of partnership income, passive foreign investment company shares, and foreign transactions.


28 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2006, aggregated $139,372,751 and $172,542,749, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                        ACQUISITION
  SHARES     ISSUER                                                         DATE                COST                VALUE
--------------------------------------------------------------------------------------------------------------------------
 100,000     NorthStar Capital Investment Corp. .....................     1/16/98            $1,993,250           $804,000
                                                                                                                  ========
              TOTAL RESTRICTED SECURITIES (0.07% of Net Assets)

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


                                                          Semiannual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan were completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.


30 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

9. REGULATORY MATTERS (CONTINUED)

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 31

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC.

Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama                          Michigan 7
Arizona                          Minnesota 7
California 8                     Missouri
Colorado                         New Jersey
Connecticut                      New York 8
Florida 8                        North Carolina
Georgia                          Ohio 7
Kentucky                         Oregon
Louisiana                        Pennsylvania
Maryland                         Tennessee
Massachusetts 7                  Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/06
                                               Not part of the semiannual report

[Graphic Appears Here]

One Franklin Parkway
San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN REAL ESTATE
SECURITIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2006 12/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   December 27, 2006